UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2024

Item 1. Report to Stockholders.

(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Riverbridge Growth Fund
Institutional Class/RIVBX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about the Riverbridge Growth Fund (“Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.riverbridge.com. You can also request this information by contacting us at (888) 447-4470.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Riverbridge Growth Fund (Institutional Class/RIVBX)	$51	0.96%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$212,749,168
Total number of portfolio holdings	46
Total advisory fee paid/(reimbursed)	$737,803
Portfolio turnover rate as of the end of the reporting period	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	7.7%
Amazon.com, Inc.	4.3%
HEICO Corp.	4.2%
CoStar Group, Inc.	3.3%
Analog Devices, Inc.	3.2%
Tyler Technologies, Inc.	3.2%
Fastenal Co.	3.0%
West Pharmaceutical Services, Inc.	2.9%
Rollins, Inc.	2.7%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.riverbridge.com. You can also request this information by contacting us at (888) 447-4470.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 447-4470 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor.

Riverbridge Growth Fund
Investor Class/RIVRX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about the Riverbridge Growth Fund (“Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.riverbridge.com. You can also request this information by contacting us at (888) 447-4470.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Riverbridge Growth Fund (Investor Class/RIVRX)	$64	1.21%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$212,749,168
Total number of portfolio holdings	46
Total advisory fee paid/(reimbursed)	$737,803
Portfolio turnover rate as of the end of the reporting period	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	7.7%
Amazon.com, Inc.	4.3%
HEICO Corp.	4.2%
CoStar Group, Inc.	3.3%
Analog Devices, Inc.	3.2%
Tyler Technologies, Inc.	3.2%
Fastenal Co.	3.0%
West Pharmaceutical Services, Inc.	2.9%
Rollins, Inc.	2.7%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.riverbridge.com. You can also request this information by contacting us at (888) 447-4470.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 447-4470 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

RIVERBRIDGE GROWTH FUND
Investor Class (RIVRX)

Institutional Class (RIVBX)

SEMI- ANNUAL FINANCIALS AND OTHER INFORMATION

MAY 31, 2024

RIVERBRIDGE GROWTH FUND

A series of Investment Managers Series Trust

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

This report and the financial statements contained herein are provided for the general information of the shareholders of the Riverbridge Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.riverbridge.com

 Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.7% COMMUNICATION SERVICES — 7.1%
22,432	Alphabet, Inc. - Class A*	$3,869,520
22,488	Alphabet, Inc. - Class C*	3,912,013
4,954	Netflix, Inc.*	3,178,585
36,264	Trade Desk, Inc. - Class A*	3,364,574
57,425	ZoomInfo Technologies, Inc. - Class A*	705,179
		15,029,871
	CONSUMER DISCRETIONARY — 12.2%
52,340	Amazon.com, Inc.*	9,234,870
22,843	Five Below, Inc.*	3,155,303
29,909	Floor & Decor Holdings, Inc. - Class A*	3,495,166
26,768	Grand Canyon Education, Inc.*	3,813,369
35,535	Starbucks Corp.	2,850,618
18,887	Tesla, Inc.*	3,363,397
		25,912,723
	FINANCIALS — 5.4%
5,664	Kinsale Capital Group, Inc.	2,172,824
12,898	S&P Global, Inc.	5,514,024
13,777	Visa, Inc. - Class A	3,753,681
		11,440,529
	HEALTH CARE — 18.4%
9,515	Align Technology, Inc.*	2,447,353
6,113	Charles River Laboratories International, Inc.*	1,274,194
20,899	Danaher Corp.	5,366,863
23,553	Ensign Group, Inc.	2,855,566
8,636	IDEXX Laboratories, Inc.*	4,291,660
12,580	Medpace Holdings, Inc.*	4,860,157
108,569	Privia Health Group, Inc.*	1,885,844
10,468	UnitedHealth Group, Inc.	5,185,533
27,890	Veeva Systems, Inc. - Class A*	4,859,833
18,618	West Pharmaceutical Services, Inc.	6,170,191
		39,197,194
	INDUSTRIALS — 15.7%
95,465	Fastenal Co.	6,298,781
40,022	HEICO Corp.	8,875,679
21,086	Paycom Software, Inc.	3,064,218
9,122	Paylocity Holding Corp.*	1,296,875
56,696	RB Global, Inc.[1]	4,120,665
124,925	Rollins, Inc.	5,707,823
16,375	Verisk Analytics, Inc. - Class A	4,139,272
		33,503,313

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued) INFORMATION TECHNOLOGY — 36.6%
29,236	Analog Devices, Inc.	$6,855,550
12,898	ANSYS, Inc.*	4,094,470
39,573	BlackLine, Inc.*	1,888,424
1,608	Fair Isaac Corp.*	2,074,207
31,460	Globant S.A.*,1	5,068,835
18,899	Guidewire Software, Inc.*	2,152,974
40,171	Microsoft Corp.	16,676,187
6,412	Motorola Solutions, Inc.	2,339,803
14,883	NVIDIA Corp.	16,316,679
24,114	Salesforce, Inc.	5,653,286
8,300	ServiceNow, Inc.*	5,452,519
14,038	Tyler Technologies, Inc.*	6,743,294
33,068	Workiva, Inc. - Class A*	2,545,244
		77,861,472
	REAL ESTATE — 3.3%
88,792	CoStar Group, Inc.*	6,940,870
	TOTAL COMMON STOCKS
	(Cost $92,280,917)	209,885,972
	SHORT-TERM INVESTMENTS — 1.4%
2,990,059	Fidelity Institutional Treasury Fund, 5.12%[2]	2,990,059
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,990,059)	2,990,059

	TOTAL INVESTMENTS — 100.1%
	(Cost $95,270,976)	212,876,031
	Liabilities Less Other Assets — (0.1)%	(126,863)
	NET ASSETS — 100.0%	$212,749,168

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2024 (Unaudited)

Assets:
Investments, at value (cost $95,270,976)	$212,876,031
Receivables:
Fund shares sold	9,782
Dividends and interest	103,881
Prepaid expenses	18,306
Total Assets	213,008,000

Liabilities:
Payables:
Fund shares redeemed	36,996
Advisory fees	122,613
Shareholder servicing fees (Note 8)	20,333
Distribution fees (Note 7)	2,824
Fund accounting and administration fees	25,650
Transfer agent fees and expenses	8,652
Custody fees	1,592
Trustees' deferred compensation (Note 3)	22,719
Auditing fees	8,923
Chief Compliance Officer fees	2,697
Legal fees	1,799
Trustees' fees and expenses	667
Accrued other expenses	3,367
Total Liabilities	258,832
Commitments and contingencies (Note 3)
Net Assets	$212,749,168

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares)	$101,623,325
Total distributable earnings (accumulated deficit)	111,125,843
Net Assets	$212,749,168

Investor Class:
Net assets applicable to shares outstanding	$12,932,844
Shares of beneficial interest issued and outstanding	421,618
Net asset value, offering and redemption price per share	$30.67

Institutional Class:
Net assets applicable to shares outstanding	$199,816,324
Shares of beneficial interest issued and outstanding	6,325,756
Net asset value, offering and redemption price per share	$31.59

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2024 (Unaudited)

Investment income:
Dividends (net of foreign withholdings taxes of $4,719)	$510,848
Interest	70,078
Total investment income	580,926

Expenses:
Advisory fees	820,921
Shareholder servicing fees (Note 8)	73,565
Distribution fees (Note 7)	18,242
Fund accounting and administration fees	112,593
Transfer agent fees and expenses	22,730
Custody fees	19,119
Registration fees	19,926
Legal fees	17,032
Shareholder reporting fees	15,928
Auditing fees	9,426
Trustees' fees and expenses	9,406
Chief Compliance Officer fees	7,971
Miscellaneous	3,922
Interest expense	3,529
Insurance fees	1,358
Total expenses	1,155,668
Advisory fees (waived) recovered	(83,118)
Net expenses	1,072,550
Net investment income (loss)	(491,624)

Realized and Unrealized Gain (Loss):
Net realized gain (loss)	14,993,981
Net change in unrealized appreciation/depreciation on investments	8,613,322
Net realized and unrealized gain (loss)	23,607,303

Net Increase (Decrease) in Net Assets from Operations	$23,115,679

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(491,624)	$(820,991)
Net realized gain (loss) on investments	14,993,981	(5,984,212)
Net change in unrealized appreciation/depreciation on investments	8,613,322	42,697,132
Net increase (decrease) in net assets resulting from operations	23,115,679	35,891,929

Capital Transactions:
Net proceeds from shares sold:
Investor Class	568,569	1,061,735
Institutional Class	13,444,036	31,188,649
Cost of shares redeemed:
Investor Class[1]	(4,686,015)	(3,249,324)
Institutional Class[2]	(35,828,462)	(57,695,399)
Net increase (decrease) in net assets from capital transactions	(26,501,872)	(28,694,339)

Total increase (decrease) in net assets	(3,386,193)	7,197,590

Net Assets:
Beginning of period	216,135,361	208,937,771
End of period	$212,749,168	$216,135,361
Capital Share Transactions:
Shares sold:
Investor Class	18,645	40,757
Institutional Class	430,208	1,219,826
Shares redeemed:
Investor Class	(153,115)	(128,520)
Institutional Class	(1,161,680)	(2,234,754)
Net increase (decrease) in capital share transactions	(865,942)	(1,102,691)

[1]	Net of redemption fee proceeds of $27 and $284, respectively.
[2]	Net of redemption fee proceeds of $1,289 and $1,522, respectively.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2024	For the Year Ended November 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$27.66	$23.41	$32.97	$30.29	$22.18	$20.55

Income from Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.16)	(0.19)	(0.23)	(0.16)	(0.09)
Net realized and unrealized gain (loss)	3.11	4.41	(8.00)	3.91	8.56	3.05
Net increase from payments by affiliates						0.01
Total from investment operations	3.01	4.25	(8.19)	3.68	8.40	2.97

Less Distributions:
From net realized gain	-	-	(1.37)	(1.01)	(0.31)	(1.36)
Total distributions	-	-	(1.37)	(1.01)	(0.31)	(1.36)

Redemption Fee Proceeds[1]	- [2]	- [2]	- [2]	0.01	0.02	0.02

Net asset value, end of period	$30.67	$27.66	$23.41	$32.97	$30.29	$22.18

Total return[3]	10.88%[4]	18.15%	(25.89)%	12.43%	38.51%	16.65%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,933	$15,381	$15,072	$27,947	$19,094	$7,072

Ratio of expenses to average net assets (including interest expense):
Before fees waived/recovered	1.29%[6,7]	1.29%	1.28%	1.25%	1.31%	1.34%
After fees waived/recovered	1.21%[6,7]	1.21%	1.21%	1.21%	1.21%	1.21%[8]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived/recovered	(0.76)%[6]	(0.70)%	(0.83)%	(0.77)%	(0.71)%	(0.59)%
After fees waived/recovered	(0.68)%[6]	(0.62)%	(0.76)%	(0.73)%	(0.61)%	(0.46)%

Portfolio turnover rate	4%[4]	9%	8%	16%	18%	15%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	An affiliate reimbursed the Fund $45,082 for losses from an accounting error. This reimbursement had an impact of 0.05% to the Fund's total return.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios would have remained unchanged for the six months ended May 31, 2024.
[8]	Effective December 1, 2018, the annual operating expense limit is changed to 1.21%.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months
	Ended
	May 31, 2024	For the Year Ended November 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$28.45	$24.02	$33.71	$30.88	$22.56	$20.85
Income from Investment Operations:
Net investment income (loss) [1]	(0.07)	(0.10)	(0.13)	(0.16)	(0.09)	(0.04)
Net realized and unrealized gain (loss)	3.21	4.53	(8.19)	4.00	8.71	3.10
Net increase from payments by affiliates						0.01
Total from investment operations	3.14	4.43	(8.32)	3.84	8.62	3.07

Less Distributions:
From net realized gain	-	-	(1.37)	(1.01)	(0.31)	(1.36)
Total distributions	-	-	(1.37)	(1.01)	(0.31)	(1.36)

Redemption Fee Proceeds[1]	- [2]	- [2]	- [2]	- [2]	0.01	- [2]

Net asset value, end of period	$31.59	$28.45	$24.02	$33.71	$30.88	$22.56

Total return[3]	11.04%[4]	18.44%	(25.70)%	12.68%	38.80%	16.80%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$199,816	$200,755	$193,866	$280,467	$219,223	$123,915

Ratio of expenses to average net assets (including interest expense):
Before fees waived/recovered	1.04%[6,7]	1.04%	1.03%	1.00%	1.06%	1.09%
After fees waived/recovered	0.96%[6,7]	0.96%	0.96%	0.96%	0.96%	0.96%[8]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived/recovered	(0.51)%[6]	(0.45)%	(0.58)%	(0.52)%	(0.46)%	(0.34)%
After fees waived/recovered	(0.43)%[6]	(0.37)%	(0.51)%	(0.48)%	(0.36)%	(0.21)%

Portfolio turnover rate	4%[4]	9%	8%	16%	18%	15%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	An affiliate reimbursed the Fund $45,082 for losses from an accounting error. This reimbursement had an impact of 0.05% to the Fund's total return.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios would have remained unchanged for the six months ended May 31, 2024.
[8]	Effective December 1, 2018, the annual operating expense limit is changed to 0.96%.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2024 (Unaudited)

Note 1 – Organization

Riverbridge Growth Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

On April 23, 2021, the Board of the Trust approved and declared advisable the reorganization of the Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) into the Fund. The purpose of the reorganization was to combine two funds within the Trust with similar investment objectives and strategies. The reorganization provided for the transfer of assets of the Eco Leaders Fund to the Fund and the assumption of the liabilities of the Eco Leaders Fund by the Fund. Following the reorganization, the Fund held the assets of the Eco Leaders Fund. The reorganization was effective as of the close of business on April 30, 2021. The following tables illustrate the specifics of the Fund’s reorganization:

Class	Riverbridge Eco Leaders Fund Net Assets[1]	Shares Issued to Shareholders of Eco Leaders Fund	Riverbridge Growth Fund Net Assets	Combined Net Assets	Tax Status of Transfer
Investor	$9,550,965	299,844	$260,915,536	$270,466,501	Non-taxable
Institutional	4,109,030	126,355	22,047,047	26,156,077	Non-taxable

[1]	Includes accumulated realized gain and unrealized appreciation in the amounts of $170,408 and $3,830,130, respectively.

Assuming the reorganization had been completed on December 1, 2020, the beginning of the annual reporting period for the Fund, the pro forma results of operation (unaudited) for the fiscal year 2021 would have been as follows:

Net investment loss	$(1,494,359)
Net realized gain on investments	14,814,784
Net change in unrealized appreciation on investments	20,546,749
Net increase of net assets resulting from operations	$33,867,174

Because the Fund has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Eco Leaders Fund and the Fund that have been included in the Fund’s Statement of Operations since April 30, 2021.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2024 (Unaudited)

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946

“Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of the Fund except where allocation of direct expenses to the Fund or an alternative allocation method can be more appropriately made.

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2024 (Unaudited)

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of May 31, 2024, and during the open years ended November 30, 2021-2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2024 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Riverbridge Partners, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.21% and 0.96% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively, until March 31, 2025, and the agreement may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended May 31, 2024, the Advisor waived a portion of its advisory fees totaling $83,118. The Fund’s Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At May 31, 2024, the amount of these potentially recoverable expenses was $543,451. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than November 30, of the years stated below:

2024	$122,222
2025	163,962
2026	174,149
2027	83,118
Total	$543,451

UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended May 31, 2024 are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended May 31, 2024, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2024 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended May 31, 2024, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At May 31, 2024, gross unrealized appreciation and (depreciation) of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$95,800,433

Gross unrealized appreciation	$122,082,867
Gross unrealized depreciation	(5,007,269)

Net unrealized appreciation (depreciation) on investments	$117,075,598

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(20,433,477)
Net unrealized appreciation (depreciation) on investments	108,462,276
Unrealized deferred compensation	(18,636)
Total accumulated earnings (deficit)	$88,010,163

As of November 30, 2023, the Fund had qualified late-year ordinary losses, which are deferred until fiscal year 2024 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Late-Year Ordinary Losses
$737,642

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2024 (Unaudited)

At November 30, 2023, the Fund had accumulated capital loss carry forwards as follows:

Not subject to expiration:
Short-term	$8,368,047
Long-term	11,327,788
Total	$19,695,835

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of the distributions paid during the fiscal years ended November 30, 2023 and November 30, 2022, were as follows:

Distributions paid from:	2023	2022
Ordinary Income	$-	$-
Net long-term capital gains	-	12,572,923
Total distributions paid	$-	$12,572,923

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended May 31, 2024 and for the year ended November 30, 2023, redemption fees were $1,316 and $1,806, respectively.

Note 6 – Investment Transactions

For the six months ended May 31, 2024, the Fund’s purchases and sales of investments, excluding short-term investments, were $8,799,221 and $36,469,381, respectively.

Note 7 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to the Investor Class shares, payable to IMST Distributors, LLC. The Institutional Class does not pay any distribution fees.

For the six months ended May 31, 2024, the distribution fees incurred by the Fund’s Investor Class shares are disclosed on the Statement of Operations.

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended May 31, 2024, the Fund’s shareholder servicing fees incurred are disclosed on the Statement of Operations.

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2024 (Unaudited)

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2024 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$209,885,972	$-	$-	$209,885,972
Short-Term Investments	2,990,059	-	-	2,990,059
Total Investments	$212,876,031	$-	$-	$212,876,031

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 12 – New Accounting Pronouncement

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the Fund’s streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has adopted procedures in accordance with the SEC’s rules and form amendments.

Note 13 – Events Subsequent to the Fiscal Periods End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

No applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	8/9/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	8/9/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	8/9/2024